Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net loss					$ (1,208,280)	$ (710,157)
Denominator:
Basic weighted average shares outstanding	1,851,416	11,500,000	1,900,497	11,500,000	8,901,159	11,581,616
Basic net loss per ordinary share	$ (0.11)	$ (0.03)	$ (0.19)	$ (0.05)	$ (0.14)	$ (0.06)